UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C.  20549

                                  Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:               June 30, 2006
                                                       -------------------------

Check here if Amendment  [  ];                     Amendment Number: ___________

This Amendment (Check only one.):  [   ] is a restatement.
                                   [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:               CornerCap Investment Counsel, Inc.
Address:            The Peachtree, Suite 1700
                    1355 Peachtree Street, N.E.
                    Atlanta, Georgia  30309

Form 13F File Number:    28- 7208
                            -------------------------

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

     Name:          Thomas E. Quinn
     Title:         Chief Executive Officer
     Phone:         (404) 870-0100

Signature, Place, and Date of Signing:

        /s/ Thomas E. Quinn           Atlanta, Georgia             8/11/06
     --------------------------     -----------------------      -----------
          [Signature]                    [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:

     NONE

                            Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:              None
                                             -------------------------

Form 13F Information Table Entry Total:         110
                                             -------------------------

Form 13F Information Table Value Total:      $  390,405
                                             -------------------------
                                                    (thousands)


List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE

                                                    FORM 13F INFORMATION TABLE
                                                    --------------------------

         COLUMN 1                    COLUMN 2      COLUMN 3     COLUMN 4     COLUMN 5           COLUMN 6  COLUMN 7      COLUMN 8
                                                                                                                   VOTING AUTHORITY
                                                                                                                   ----------------
       NAME OF ISSUER                 TITLE OF               VALUE      SHRS OR  SH/  PUT/  INVESTMENT   OTHER
       --------------                  CLASS     CUSIP    (x$1,000)    PRN  AMT  PRN  CALL  DISCRETION  MANAGERS SOLE   SHARED  NONE
                                     -------     -----     ---------   --------  ---  ----  ----------  -------- ----   ------  ----
ABM Industries Inc                      COM        000957100     2583     134750   SH          SOLE              134750

ABM Industries Inc                      COM        000957100     2300     134520   SH          SOLE              134520
Adaptec Inc                             COM        00651F108     1455     335275   SH          SOLE              335275
Alcoa Inc                               COM        013817101     6584     203458   SH          SOLE              203458
Allied Capital Inc                      COM        01903Q108     6280     218270   SH          SOLE              218270
American Axle & Mfg                     COM        024061103     2659     155425   SH          SOLE              155425
American Italian Pasta                  COM        027070101     1486     173571   SH          SOLE              173571
Anheuser-Busch Cos Inc                  COM        035229103     3046      66820   SH          SOLE               66820
Apogee Enterprises                      COM        037598109     2852     194002   SH          SOLE              194002
Apria Healthcare Group Inc              COM        037933108     2904     153655   SH          SOLE              153655
Arkansas Best Corp                      COM        040790107     4424      88105   SH          SOLE               88105
Armor Holdings Inc                      COM        042260109     4183      76285   SH          SOLE               76285
Arvinmeritor Inc                        COM        043353101     4352     253195   SH          SOLE              253195
Bank of America                         COM        060505104     6492     134968   SH          SOLE              134968
Bank of New York                        COM        064057102     4440     137888   SH          SOLE              137888
BB&T Corp                               COM        054937107     1854      44578   SH          SOLE               44578
Bear Stearns                            COM        073902108     7092      50625   SH          SOLE               50625
Beazer Homes USA Inc                    COM        07556Q105     2474      53943   SH          SOLE               53943
Bellsouth Corp                          COM        079860102      670      18495   SH          SOLE               18495
Blyth Inc                               COM        09643P108     2330     126233   SH          SOLE              126233
Boston Scientific Corp                  COM        101137107     2953     175349   SH          SOLE              175349
Briggs & Stratton Corp                  COM        109043109     4841     155600   SH          SOLE              155600
Brunswick Corp                          COM        117043109     2653      79775   SH          SOLE               79775
Brush Engineered Materials              COM        117421107     2639     126565   SH          SOLE              126565
Cendant Corp                            COM        151313103      847      51997   SH          SOLE               51997
Cigna Corp                              COM        125509109     6770      68720   SH          SOLE               68720
Citigroup Inc                           COM        172967101      201       4165   SH          SOLE                4165
Clark Inc                               COM        181457102     2398     181660   SH          SOLE              181660
Coca Cola Co                            COM        191216100      213       4957   SH          SOLE                4957
Comerica Inc                            COM        200340107     4764      91642   SH          SOLE               91642
Conagra Foods                           COM        205887102     2499     113005   SH          SOLE              113005
ConocoPhillips                          COM        20825C104      210       3200   SH          SOLE                3200
Convergys Corp                          COM        212485106     5722     293453   SH          SOLE              293453
Cooper Cos Inc                        COM NEW      216648402     1765      39857   SH          SOLE               39857
Countrywide Financial Corp              COM        222372104     5947     156166   SH          SOLE              156166
Crane Co                                COM        224399105     3411      81994   SH          SOLE               81994
CTS Corp                                COM        126501105     4178     280560   SH          SOLE              280560
Curtiss Wright                          COM        231561101     2015      65250   SH          SOLE               65250
Diebold Inc                             COM        253651103     4519     111246   SH          SOLE              111246
Dionex Corp                             COM        254546104     1602      29315   SH          SOLE               29315
Donnelley & Sons Co                     COM        257867101     6135     192034   SH          SOLE              192034
DTE Energy Co                           COM        233331107     6052     148555   SH          SOLE              148555
Duke Energy Corp                        COM        264399106      355      12100   SH          SOLE               12100
Eaton Corp                              COM        278058102     6629      87921   SH          SOLE               87921
Elkcorp                                 COM        287456107     3650     131431   SH          SOLE              131431
Everest Re Group LTD                    COM        G3223R108     5866      67756   SH          SOLE               67756
Exxon Mobile Corp                       COM        30231g102      766      12481   SH          SOLE               12481
Federal Natl Mtg Assn                   COM        313586109     2447      50870   SH          SOLE               50870
FirstEnergy Corp                        COM        337932107     7401     136531   SH          SOLE              136531
FirstMerit Corp                         COM        337915102     2687     128315   SH          SOLE              128315
Freds Inc                               COM        356108100     2096     157035   SH          SOLE              157035
Friedman Billings                       COM        358434108     2191     199754   SH          SOLE              199754
G B & T Bancshares Inc                  COM        361462104      253      11615   SH          SOLE               11615
Gannett Inc                             COM        364730101     4048      72381   SH          SOLE               72381
Goodrich Corp                           COM        382388106     6236     154769   SH          SOLE              154769
H&R Block                               COM        093671105     3412     142980   SH          SOLE              142980
HCC Ins Hldgs Inc                       COM        404132102     3809     129382   SH          SOLE              129382
Headwaters Inc                          COM        42210p102     3473     135865   SH          SOLE              135865
Helen of Troy Ltd                       COM        G4388N106     2522     137060   SH          SOLE              137060
Intel Corp                              COM        458140100     3145     165552   SH          SOLE              165552
ISHARES TR                        MSCI EMERG MKT   464287234      418       4450   SH          SOLE                4450
ISHARES INC                       MSCI EMU INDEX   464286608      631       7160   SH          SOLE                7160
ISHARES INC                         MSCI JAPAN     464286848      496      36385   SH          SOLE               36385
ISHARES INC                       MSCI PAC J IDX   464286665      270       2520   SH          SOLE                2520
John H Harland Co                       COM        412693103     2784      64010   SH          SOLE               64010
Johnson & Johnson                       COM        478160104      217       3614   SH          SOLE                3614
Johnson Controls Inc                    COM        478366107     8781     106799   SH          SOLE              106799
Jones Apparel Group Inc                 COM        480074103     5648     177677   SH          SOLE              177677
K2 Inc                                  COM        482732104     3438     314230   SH          SOLE              314230
Lauder Estee Cos Inc                   CL A        518439104     1244      32175   SH          SOLE               32175
Libbey Inc                              COM        529898108     1544     210090   SH          SOLE              210090
LSI Logic Corp                          COM        502161102     7189     803211   SH          SOLE              803211
Marsh & McLennan                        COM        571748102     1763      65577   SH          SOLE               65577
Mettler Toledo International            COM        592688105     1637      27020   SH          SOLE               27020
Olin Corp                               COM        680665205     2866     159850   SH          SOLE              159850
Orbotech Ltd                            ORD        m75253100     4602     200680   SH          SOLE              200680
Owens Ill Inc                         COM NEW      690768403     3270     195126   SH          SOLE              195126
Perrigo Co                              COM        714290103     1546      96045   SH          SOLE               96045
Pfizer Inc                              COM        717081103     6150     262043   SH          SOLE              262043
Plantronics Inc                         COM        727493108     1895      85320   SH          SOLE               85320
Pogo Producing Co                       COM        730448107     1969      42710   SH          SOLE               42710
Polaris Industries Inc                  COM        731068102     3390      78290   SH          SOLE               78290
PPG Industries                          COM        693506107     7093     107463   SH          SOLE              107463
Quest Diagnostics Inc                   COM        74834L100     3437      57367   SH          SOLE               57367
Regions Financial                       COM        758940100      836      25238   SH          SOLE               25238
Regis Corp                              COM        758932107     3129      87875   SH          SOLE               87875
Reinsurance Group Amer Inc              COM        759351109     3838      78090   SH          SOLE               78090
Ruby Tuesday Inc                        COM        781182100     1829      74925   SH          SOLE               74925
Sabre Holdings Corp                     COM        785905100     3257     148040   SH          SOLE              148040
Safeway Inc                             COM        786514208     4945     190178   SH          SOLE              190178
Sara Lee Corp                           COM        803111103     5226     326207   SH          SOLE              326207
St Paul Travelers                       COM        792860108     6235     139850   SH          SOLE              139850
Standex International Corp              COM        854231107     3738     123174   SH          SOLE              123174
Stewart Enterprises                     COM        860370105      103      17840   SH          SOLE               17840
Streettracks Ser Tr Wilshire R     WILSHIRE REIT   86330E604     1276      16800   SH          SOLE               16800
Suntrust Banks Inc                      COM        867914103      496       6509   SH          SOLE                6509
Technitrol Inc                          COM        878555101     2265      97845   SH          SOLE               97845
Telefonos de Mexico S A           SPON ADR ORD L   879403780     7709     370105   SH          SOLE              370105
Timken Co                               COM        887389104     5235     156223   SH          SOLE              156223
Tyco International Ltd                  COM        902124106     5162     187707   SH          SOLE              187707
Unitedhealth Group                      COM        91324P102     6127     136824   SH          SOLE              136824
Universal Corp                          COM        913456109     3740     100485   SH          SOLE              100485
US Bancorp                              COM        902973304     7067     228855   SH          SOLE              228855
USX-Marathon Group                      COM        565849106     5970      71673   SH          SOLE               71673
UTStarCom Inc                           COM        918076100     3984     511458   SH          SOLE              511458
VF Corp                                 COM        918204108     8152     120022   SH          SOLE              120022
Wachovia Corp 2nd New                   COM        929903102     9963     184230   SH          SOLE              184230
Washington Federal Inc                  COM        938824109     3500     150939   SH          SOLE              150939
Washington Mutual Inc                   COM        939322103     5382     118088   SH          SOLE              118088
Webster Financial Corp                  COM        947890109     2619      55200   SH          SOLE               55200
Wyeth                                   COM        983024100     5146     115877   SH          SOLE              115877

REPORT SUMMARY         110 DATA RECORDS           $390,405      0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED


